Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021 [1]
Net assets (liabilities) [abstract]
Derivative financial assets	£ 344,396		£ 262,291
Derivative financial instruments	321,526		£ 256,523
Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	12,415
Ending balance, financial assets	14,333
Financial liabilities
Beginning balance, financial liabilities	(6,490)
Ending balance, financial liabilities	(4,900)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	5,925	£ 4,278
Purchases, fair value measurement, assets (liabilities) net	9,507	3,824
Sales, fair value measurement, assets (liabilities) net	(7,170)	(3,405)
Issues, fair value measurement, assets (liabilities) net	(13)	0
Settlements, fair value measurement, assets (liabilities) net	(525)	(543)
Total gains or losses recognised in OCI, assets (liabilities)	(2)	1
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	574	458
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	87	174
Ending balance, Assets (liabilities) net	9,433	4,354
Derivative financial assets	3,873	3,656
Derivative financial instruments	4,379	5,599
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	866	(458)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	184	25
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	7	10
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(1)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	5	8
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(1)	0
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(2,049)	(1,771)
Purchases, fair value measurement, assets (liabilities) net	(94)	(424)
Sales, fair value measurement, assets (liabilities) net	5	1
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	217	54
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	217	53
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	358	477
Ending balance, Assets (liabilities) net	(506)	(1,943)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	849	(336)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(9)	3
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(27)	(28)
Purchases, fair value measurement, liabilities	(35)	(3)
Sales, fair value measurement, liabilities	3	14
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	6	7
Ending balance, financial liabilities	(82)	(17)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	(29)	(7)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(404)	(341)
Purchases, fair value measurement, liabilities	(5)	0
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(13)	0
Settlements, fair value measurement, liabilities	47	98
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	81	78
Transfers out of Level 3 of fair value hierarchy, liabilities	37	18
Ending balance, financial liabilities	(439)	(296)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	(22)	7
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	2	0
Asset backed securities | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	558
Ending balance, financial assets	291
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Interest rate derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,091
Ending balance, financial assets	1,573
Financial liabilities
Beginning balance, financial liabilities	(1,351)
Ending balance, financial liabilities	(1,849)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(260)	(2)
Purchases, fair value measurement, assets (liabilities) net	25	9
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(4)	33
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	271	21
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	6	(296)
Ending balance, Assets (liabilities) net	(276)	(352)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(305)	(121)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(9)	4
Foreign exchange derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	376
Ending balance, financial assets	786
Financial liabilities
Beginning balance, financial liabilities	(374)
Ending balance, financial liabilities	(560)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	2	1
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(9)	58
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(65)	3
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	25	(34)
Ending balance, Assets (liabilities) net	226	22
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	273	(6)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	323
Ending balance, financial assets	234
Financial liabilities
Beginning balance, financial liabilities	(709)
Ending balance, financial liabilities	(615)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(386)	(155)
Purchases, fair value measurement, assets (liabilities) net	(36)	(118)
Sales, fair value measurement, assets (liabilities) net	5	2
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	60	(5)
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	20	1
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	55	(1)
Ending balance, Assets (liabilities) net	(381)	(265)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(99)	12
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	(1)
Equity derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,220
Ending balance, financial assets	1,280
Financial liabilities
Beginning balance, financial liabilities	(3,625)
Ending balance, financial liabilities	(1,355)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(1,405)	(1,615)
Purchases, fair value measurement, assets (liabilities) net	(83)	(315)
Sales, fair value measurement, assets (liabilities) net	0	(1)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	170	(32)
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(9)	28
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	272	808
Ending balance, Assets (liabilities) net	(75)	(1,348)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	980	(221)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Corporate debt | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,205
Ending balance, financial assets	1,171
Financial liabilities
Beginning balance, financial liabilities	(21)
Ending balance, financial liabilities	(13)
Non-asset backed loans | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	3,743
Ending balance, financial assets	6,435
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Equity cash products | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	393
Ending balance, financial assets	422
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	(3)
Private equity investments | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	148
Ending balance, financial assets	123
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Other | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,345
Ending balance, financial assets	1,840
Financial liabilities
Beginning balance, financial liabilities	(238)
Ending balance, financial liabilities	(317)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,281	1,863
Purchases, fair value measurement, assets	2,957	1,071
Sales, fair value measurement, assets	(781)	(529)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(319)	(135)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	284	398
Transfers out of Level 3 of fair value hierarchy, assets	(291)	(175)
Ending balance, financial assets	4,256	2,552
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	125	59
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	454	686
Purchases, fair value measurement, assets	72	112
Sales, fair value measurement, assets	(80)	(294)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(297)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	100	43
Transfers out of Level 3 of fair value hierarchy, assets	(66)	(48)
Ending balance, financial assets	163	489
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(20)	(10)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	389	151
Purchases, fair value measurement, assets	90	305
Sales, fair value measurement, assets	(144)	(87)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(17)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	43	40
Transfers out of Level 3 of fair value hierarchy, assets	(11)	(11)
Ending balance, financial assets	404	423
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	54	25
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	758	709
Purchases, fair value measurement, assets	2,448	620
Sales, fair value measurement, assets	(459)	(131)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(84)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	50	124
Transfers out of Level 3 of fair value hierarchy, assets	(113)	(106)
Ending balance, financial assets	2,695	1,145
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	11	13
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	303	214
Purchases, fair value measurement, assets	21	13
Sales, fair value measurement, assets	(56)	(17)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	52	29
Transfers out of Level 3 of fair value hierarchy, assets	(17)	(9)
Ending balance, financial assets	327	262
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	24	32
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	377	103
Purchases, fair value measurement, assets	326	21
Sales, fair value measurement, assets	(42)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	(51)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	39	162
Transfers out of Level 3 of fair value hierarchy, assets	(84)	(1)
Ending balance, financial assets	667	233
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	56	(1)
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	6,079	4,392
Purchases, fair value measurement, assets	6,684	3,180
Sales, fair value measurement, assets	(6,396)	(2,889)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(470)	(555)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	154	85
Transfers out of Level 3 of fair value hierarchy, assets	(23)	(47)
Ending balance, financial assets	6,163	4,007
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(57)	(181)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	192	22
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,985	2,280
Purchases, fair value measurement, assets	1,848	696
Sales, fair value measurement, assets	(757)	(299)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(315)	(388)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	52	69
Transfers out of Level 3 of fair value hierarchy, assets	0	(47)
Ending balance, financial assets	3,737	2,321
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(76)	10
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	84	320
Purchases, fair value measurement, assets	0	166
Sales, fair value measurement, assets	0	(194)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	89	139
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	3	(171)
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	2	18
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	148	88
Purchases, fair value measurement, assets	19	22
Sales, fair value measurement, assets	(60)	(7)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(7)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	3	0
Transfers out of Level 3 of fair value hierarchy, assets	(4)	0
Ending balance, financial assets	124	98
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	7	(1)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	11	3
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,862	1,704
Purchases, fair value measurement, assets	4,817	2,296
Sales, fair value measurement, assets	(5,579)	(2,389)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(155)	(160)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	99	16
Transfers out of Level 3 of fair value hierarchy, assets	(19)	0
Ending balance, financial assets	2,213	1,449
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	9	(19)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	179	1
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	38	153
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(5)
Total gains or losses recognised in OCI, assets	(2)	1
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(106)
Ending balance, financial assets	36	43
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	38	47
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(5)
Total gains or losses recognised in OCI, assets	(2)	1
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	36	43
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	£ 0	0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets		106
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(106)
Ending balance, financial assets		0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets		£ 0

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.